UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on December 5, 2025) for The Advisors’ Inner Circle Fund III (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended September 30, 2025 was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended September 30, 2024 were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund

Class N Shares - SSSFX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class N Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class N Shares	$133	1.34%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class N) returned -0.89%, underperforming its benchmark, the Russell 2000 Index (USD) (TR) which returned 10.76%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and materials sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Stepan Co (SCL), respectively. This was offset, in part, by an underweight allocation to the health care and real estate sectors, which posted negative returns for the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	SouthernSun Small Cap Fund, Class N Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,297	$11,496	$11,547
Sep/17	$13,769	$13,647	$13,942
Sep/18	$13,663	$16,046	$16,066
Sep/19	$12,643	$16,514	$14,638
Sep/20	$12,553	$18,992	$14,695
Sep/21	$18,406	$25,045	$21,701
Sep/22	$17,612	$20,630	$16,602
Sep/23	$20,057	$24,852	$18,085
Sep/24	$24,801	$33,598	$22,925
Sep/25	$24,580	$39,447	$25,391

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/small-cap-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class N Shares	-0.89%	14.38%	9.41%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$276,710,002	23	$2,017,332	30%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.1%
Health Care	5.5%
Consumer Staples	6.9%
Materials	11.3%
Information Technology	18.3%
Consumer Discretionary	21.0%
Industrials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
US Physical Therapy	5.5%
Live Oak Bancshares	5.1%
Dorman Products	5.0%
Louisiana-Pacific	4.9%
Modine Manufacturing	4.9%
Crane NXT	4.7%
Murphy USA	4.7%
Advanced Energy Industries	4.7%
Darling Ingredients	4.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/small-cap-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund / Class N Shares - SSSFX

Annual Shareholder Report: September 30, 2025

SSSFX-AR-2025

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund

Class I Shares - SSSIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class I Shares of the SouthernSun Small Cap Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/small-cap-fund/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun Small Cap Fund, Class I Shares	$109	1.09%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class I) returned -0.65%, underperforming its benchmark, the Russell 2000 Index (USD) (TR) which returned 10.76%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and materials sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Stepan Co (SCL), respectively. This was offset, in part, by an underweight allocation to the health care and real estate sectors, which posted negative returns for the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	SouthernSun Small Cap Fund, Class I Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2000 Index (USD) (TR)Footnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$113,227	$114,964	$115,468
Sep/17	$138,357	$136,470	$139,418
Sep/18	$137,616	$160,461	$160,662
Sep/19	$127,634	$165,143	$146,381
Sep/20	$127,061	$189,916	$146,952
Sep/21	$186,766	$250,453	$217,015
Sep/22	$179,219	$206,305	$166,021
Sep/23	$204,536	$248,517	$180,847
Sep/24	$253,574	$335,979	$229,245
Sep/25	$251,934	$394,470	$253,907

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/small-cap-fund/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun Small Cap Fund, Class I Shares	-0.65%	14.67%	9.68%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2000 Index (USD) (TR)Footnote Reference*	10.76%	11.56%	9.77%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$276,710,002	23	$2,017,332	30%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Financials	5.1%
Health Care	5.5%
Consumer Staples	6.9%
Materials	11.3%
Information Technology	18.3%
Consumer Discretionary	21.0%
Industrials	28.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	7.3%
US Physical Therapy	5.5%
Live Oak Bancshares	5.1%
Dorman Products	5.0%
Louisiana-Pacific	4.9%
Modine Manufacturing	4.9%
Crane NXT	4.7%
Murphy USA	4.7%
Advanced Energy Industries	4.7%
Darling Ingredients	4.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/small-cap-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun Small Cap Fund / Class I Shares - SSSIX

Annual Shareholder Report: September 30, 2025

SSSIX-AR-2025

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund

Class N Shares - SSEFX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class N Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class N Shares	$134	1.34%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class N) returned 0.67%, but underperformed its benchmark, the Russell 2500 Index (USD) which returned 10.16%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and consumer discretionary sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Floor & Décor Holdings, Inc. (FND), respectively. This was offset, in part, by an overweight allocation to the industrials sector, which posted positive returns over the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	SouthernSun U.S. Equity Fund, Class N Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,213	$11,496	$11,443
Sep/17	$12,526	$13,647	$13,480
Sep/18	$12,803	$16,046	$15,662
Sep/19	$11,331	$16,514	$15,029
Sep/20	$11,516	$18,992	$15,362
Sep/21	$16,578	$25,045	$22,280
Sep/22	$15,890	$20,630	$17,577
Sep/23	$18,664	$24,852	$19,561
Sep/24	$22,832	$33,598	$24,679
Sep/25	$22,985	$39,447	$27,186

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class N Shares	0.67%	14.82%	8.68%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,408,478	24	$310,314	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Consumer Staples	7.2%
Materials	8.0%
Information Technology	8.8%
Consumer Discretionary	19.2%
Industrials	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.5%
Broadridge Financial Solutions	6.4%
API Group	5.9%
US Physical Therapy	5.5%
Modine Manufacturing	5.2%
Valmont Industries	5.1%
Louisiana-Pacific	4.9%
Darling Ingredients	4.8%
Boot Barn Holdings	4.7%
Generac Holdings	4.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund / Class N Shares - SSEFX

Annual Shareholder Report: September 30, 2025

SSEFX-AR-2025

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund

Class I Shares - SSEIX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class I Shares of the SouthernSun U.S. Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://southernsunam.com/investment-products/. You can also request this information by contacting us at 866-392-2626.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SouthernSun U.S. Equity Fund, Class I Shares	$110	1.09%

How did the Fund perform in the last year?

For the 12-month period ended September 30, 2025, the Fund (Class I) returned 0.95%, but underperformed its benchmark, the Russell 2500 Index (USD) which returned 10.16%.

SouthernSun focuses on building a portfolio of attractively valued, high quality businesses with strong market positions and financial flexibility, led by management teams that are good allocators of capital. We believe that stock selection will be the most important long-term driver of portfolio returns. However, in the past year, movements in equity markets seem to have been driven largely by political or macroeconomic sentiment in addition to individual company performance. For example, dramatic tariff announcements in the first part of 2025 led to volatility for equity markets while also driving uncertainty regarding inflation, future Fed policy, consumer confidence and economic growth. Equity markets later responded positively to a rate reduction and a bit of progress on trade policy with some of our key trading partners.

Stock selection within the consumer staples and consumer discretionary sectors was responsible for the majority of the underperformance during the last year, led by MGP Ingredients, Inc. (MGPI) and Floor & Décor Holdings, Inc. (FND), respectively. This was offset, in part, by an overweight allocation to the industrials sector, which posted positive returns over the 12-month period.

Looking forward, we believe the market may experience volatility due to the likelihood of continued political and economic headlines, including Fed policy in the coming year. Our opinion is that market environments like these create opportunities for active management that truly have a long-term investment horizon. Price dislocations often occur when there is economic uncertainty and price volatility. These dislocations can result in opportunities to add to positions, take profits, or initiate new positions in the portfolio. We take a long-term view, and we will take advantage of what we believe could be short-term price movements in order to improve the long-term upside for the portfolios.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	SouthernSun U.S. Equity Fund, Class I Shares	Russell 3000 Index (USD) (TR)Footnote Reference*	Russell 2500 Index (USD)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$112,420	$114,964	$114,435
Sep/17	$125,934	$136,470	$134,796
Sep/18	$129,034	$160,461	$156,624
Sep/19	$114,498	$165,143	$150,290
Sep/20	$116,625	$189,916	$153,624
Sep/21	$168,285	$250,453	$222,799
Sep/22	$161,755	$206,305	$175,772
Sep/23	$190,507	$248,517	$195,606
Sep/24	$233,516	$335,979	$246,790
Sep/25	$235,729	$394,470	$271,864

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-392-2626 or visit https://southernsunam.com/investment-products/ for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
SouthernSun U.S. Equity Fund, Class I Shares	0.95%	15.11%	8.95%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.41%	15.74%	14.71%
Russell 2500 Index (USD)	10.16%	12.09%	10.52%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,408,478	24	$310,314	17%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.5%
Consumer Staples	7.2%
Materials	8.0%
Information Technology	8.8%
Consumer Discretionary	19.2%
Industrials	49.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Brink's	6.5%
Broadridge Financial Solutions	6.4%
API Group	5.9%
US Physical Therapy	5.5%
Modine Manufacturing	5.2%
Valmont Industries	5.1%
Louisiana-Pacific	4.9%
Darling Ingredients	4.8%
Boot Barn Holdings	4.7%
Generac Holdings	4.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-392-2626

  https://southernsunam.com/investment-products/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-392-2626 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

SouthernSun U.S. Equity Fund / Class I Shares - SSEIX

Annual Shareholder Report: September 30, 2025

SSEIX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$816,013	None	None	$808,066	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$165,000(2)	None	None	$25,000(4)
(d)	All Other Fees	None	None	$200,000(3)	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$144,346	None	None	$138,792	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$32,365(5)	None	None	$22,476(5)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$101,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax compliance services provided to service affiliates of the funds.
(3)	Non-audit assurance engagements for service affiliates of the funds.
(4)	Tax return preparation fees for affiliates of the Funds.
(5)	Tax Fees for UK Reporting Fund Status.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

 (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

 (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $365,000 and $25,000 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $32,365 and $22,476 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)              The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)              Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

SOUTHERNSUN
ASSET MANAGEMENT

SouthernSun Small Cap Fund
SouthernSun U.S. Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Investment Adviser:

SouthernSun Asset Management, LLC

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	26
Notice to Shareholders (Unaudited)	28
Other Information (Form N-CSR Items 8-11) (Unaudited)	30

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

SMALL CAP FUND

SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 96.3%
	Shares	Value
CONSUMER DISCRETIONARY — 21.0%
Boot Barn Holdings *	74,149	$12,287,972
Dorman Products *	88,951	13,865,682
Modine Manufacturing *	94,460	13,428,433
Murphy USA	33,514	13,012,146
Thor Industries	53,698	5,567,946
		58,162,179

CONSUMER STAPLES — 6.9%
Boston Beer, Cl A *	31,517	6,663,324
Darling Ingredients *	400,093	12,350,871
		19,014,195

FINANCIALS — 5.1%
Live Oak Bancshares	399,745	14,079,019

HEALTH CARE — 5.5%
US Physical Therapy	178,806	15,189,570

INDUSTRIALS — 28.2%
AGCO	90,885	9,731,057
Armstrong World Industries	60,630	11,884,086
Brink's	172,479	20,155,896
Dycom Industries *	15,269	4,454,884
Enerpac Tool Group, Cl A	281,512	11,541,992
MSA Safety	60,292	10,374,444
Timken	132,028	9,925,865
		78,068,224

INFORMATION TECHNOLOGY — 18.3%
Advanced Energy Industries	76,421	13,002,269
Belden	101,438	12,199,948
Crane NXT	195,590	13,118,221
Extreme Networks *	597,592	12,340,275
		50,660,713

MATERIALS — 11.3%
Ingevity *	149,581	8,255,375
Louisiana-Pacific	152,500	13,548,100

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

SMALL CAP FUND

SEPTEMBER 30, 2025

COMMON STOCK** — (continued)
	Shares	Value
MATERIALS — (continued)
Stepan	198,881	$9,486,624
		31,290,099
TOTAL COMMON STOCK
(Cost $217,545,223)		266,463,999

TOTAL INVESTMENTS— 96.3%
(Cost $217,545,223)		$266,463,999

Percentages are based on Net Assets of $276,710,002.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

U.S. EQUITY FUND

SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 19.2%
Boot Barn Holdings *	12,321	$2,041,836
Floor & Decor Holdings, Cl A *	16,515	1,217,156
Modine Manufacturing *	15,971	2,270,437
Murphy USA	5,103	1,981,291
Thor Industries	8,165	846,629
		8,357,349

CONSUMER STAPLES — 7.2%
Boston Beer, Cl A *	5,093	1,076,762
Darling Ingredients *	66,889	2,064,863
		3,141,625

HEALTH CARE — 5.5%
US Physical Therapy	28,037	2,381,743

INDUSTRIALS — 49.8%
AGCO	12,848	1,375,635
API Group *	74,758	2,569,432
Armstrong World Industries	10,225	2,004,202
Brink's	24,078	2,813,755
Broadridge Financial Solutions	11,592	2,760,867
Dycom Industries *	1,663	485,197
Generac Holdings *	12,153	2,034,412
MSA Safety	8,617	1,482,727
Timken	19,209	1,444,133
Trex *	13,397	692,223
Valmont Industries	5,746	2,227,897
Watsco	4,222	1,706,955
		21,597,435

INFORMATION TECHNOLOGY — 8.8%
Belden	16,103	1,936,708
Crane NXT	27,885	1,870,247
		3,806,955

MATERIALS — 8.0%
Ingevity *	24,071	1,328,479

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SOUTHERNSUN

U.S. EQUITY FUND

SEPTEMBER 30, 2025

COMMON STOCK** — (continued)
	Shares	Value
MATERIALS — (continued)
Louisiana-Pacific	23,916	$2,124,697
		3,453,176
TOTAL COMMON STOCK
(Cost $33,724,101)		42,738,283

TOTAL INVESTMENTS— 98.5%
(Cost $33,724,101)		$42,738,283

Percentages are based on Net Assets of $43,408,478.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund
Assets:
Investments, at Value (Cost $217,545,223 and $33,724,101)	$266,463,999	$42,738,283
Cash	10,411,232	662,199
Receivable for Capital Shares Sold	185,510	58,815
Dividend and Interest Receivable	39,442	20,127
Other Prepaid Expenses	20,031	12,538
Total Assets	277,120,214	43,491,962
Liabilities:
Payable for Capital Shares Redeemed	57,211	2,487
Payable to Investment Adviser	173,719	18,228
Payable to Administrator	22,095	3,678
Chief Compliance Officer Fees Payable	3,622	627
Shareholder Servicing Fees Payable, Class I Shares	–	1,706
Distribution Fees Payable, Class N Shares	14,442	1,794
Trustees’ Fees Payable	481	83
Printing Fees Payable	24,026	4,158
Transfer Agent Fees Payable	17,668	13,010
Professional Fees Payable	70,286	12,164
Other Accrued Expenses and Other Payables	26,662	25,549
Total Liabilities	410,212	83,484
Commitments and Contingencies†
Net Assets	$276,710,002	$43,408,478
Net Assets Consist of:
Paid-in Capital	$224,393,977	$32,440,997
Total Distributable Earnings	52,316,025	10,967,481
Net Assets	$276,710,002	$43,408,478
Class N Shares:
Net Assets	$28,393,238	$2,910,917
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,086,457	209,850
Net Asset Value, Offering and Redemption Price Per Share	$26.13	$13.87
Class I Shares:
Net Assets	$248,316,764	$40,497,561
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,077,614	2,918,461
Net Asset Value, Offering and Redemption Price Per Share	$27.35	$13.88

† See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

FOR THE YEAR ENDED

SEPTEMBER 30, 2025

STATEMENTS OF OPERATIONS

	SouthernSun Small Cap Fund	SouthernSun U.S. Equity Fund
Investment Income:
Dividends	$2,051,548	$382,196
Interest	387,797	66,221
Total Investment Income	2,439,345	448,417
Expenses:
Investment Advisory Fees	2,017,332	369,091
Administration Fees	258,218	47,243
Shareholder Serving Fees - Class N Shares	29,523	910
Shareholder Serving Fees - Class I Shares	239,452	31,497
Distribution Fees - Class N Shares	73,809	7,585
Audit Fees	74,951	13,783
Transfer Agent Fees	69,973	51,853
Printing Fees	50,165	11,419
Legal Fees	46,818	8,604
Registration and Filing Fees	45,582	38,392
Trustees' Fees	29,653	5,478
Chief Compliance Officer Fees	12,682	2,344
Custodian Fees	2,812	1,190
Other Expenses	62,137	13,802
Total Expenses	3,013,107	603,191
Less:
Waiver of Investment Advisory Fees	–	(58,777)
Net Expenses	3,013,107	544,414
Net Investment Loss	(573,762)	(95,997)
Net Realized Gain (Loss) on:
Investments	11,542,206	2,292,563
Net Change in Unrealized Depreciation on:
Investments	(15,374,763)	(2,200,665)
Net Realized and Unrealized Gain (Loss)	(3,832,557)	91,898
Net Decrease in Net Assets Resulting from Operations	$(4,406,319)	$(4,099)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$(573,762)	$(282,536)
Net Realized Gain (Loss)	11,542,206	33,211,055
Net Change in Unrealized Appreciation (Depreciation)	(15,374,763)	35,066,694
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,406,319)	67,995,213
Distributions:
Class N Shares	(3,888,734)	(4,396,986)
Class I Shares	(29,625,771)	(34,045,379)
Total Distributions	(33,514,505)	(38,442,365)
Capital Share Transactions:
Class N Shares
Issued	1,192,701	1,063,436
Reinvestment of Distributions	3,829,944	4,332,763
Redeemed	(7,000,910)	(9,139,328)
Net Class N Shares Transactions	(1,978,265)	(3,743,129)
Class I Shares
Issued	30,037,572	43,380,171
Reinvestment of Distributions	29,453,203	33,870,767
Redeemed	(69,890,706)	(103,046,390)
Net Class I Shares Transactions	(10,399,931)	(25,795,452)
Net Decrease in Net Assets From Capital Share Transactions	(12,378,196)	(29,538,581)
Total Increase (Decrease) in Net Assets	(50,299,020)	14,267
Net Assets:
Beginning of Year	327,009,022	326,994,755
End of Year	$276,710,002	$327,009,022

Shares Transactions:
Class N Shares
Issued	46,087	39,534
Reinvestment of Distributions	155,815	167,353
Redeemed	(286,194)	(338,733)
Total Class N Shares Transactions	(84,292)	(131,846)
Class I Shares
Issued	1,206,473	1,544,710
Reinvestment of Distributions	1,146,931	1,261,951
Redeemed	(2,647,182)	(3,617,752)
Total Class I Shares Transactions	(293,778)	(811,091)
Net Decrease in Shares Outstanding From Share Transactions	(378,070)	(942,937)

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income (Loss)	$(95,997)	$49,076
Net Realized Gain (Loss)	2,292,563	6,247,541
Net Change in Unrealized Appreciation (Depreciation)	(2,200,665)	3,814,509
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,099)	10,111,126
Distributions:
Class N Shares	(339,576)	(397,017)
Class I Shares	(5,242,343)	(4,945,302)
Total Distributions	(5,581,919)	(5,342,319)
Capital Share Transactions:
Class N Shares
Issued	74,684	191,595
Reinvestment of Distributions	334,229	391,081
Redeemed	(612,512)	(946,581)
Net Class N Shares Transactions	(203,599)	(363,905)
Class I Shares
Issued	3,222,748	6,727,582
Reinvestment of Distributions	4,713,077	4,558,952
Redeemed	(14,667,398)	(5,779,683)
Net Class I Shares Transactions	(6,731,573)	5,506,851
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(6,935,172)	5,142,946
Total Increase (Decrease) in Net Assets	(12,521,190)	9,911,753
Net Assets:
Beginning of Year	55,929,668	46,017,915
End of Year	$43,408,478	$55,929,668

Shares Transactions:
Class N Shares
Issued	5,904	13,916
Reinvestment of Distributions	25,869	29,307
Redeemed	(46,708)	(68,462)
Total Class N Shares Transactions	(14,935)	(25,239)
Class I Shares
Issued	244,534	472,600
Reinvestment of Distributions	365,072	341,703
Redeemed	(1,096,730)	(412,998)
Total Class I Shares Transactions	(487,124)	401,305
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(502,059)	376,066

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

			Class N Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^
Net Asset Value, Beginning of Year	$29.99	$27.70	$26.60	$31.13	$21.28
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.11)	(0.09)	(0.10)	(0.13)	0.01
Net Realized and Unrealized Gain (Loss)	(0.37)	6.06	3.73	(0.96)	9.90
Total from Investment Operations	(0.48)	5.97	3.63	(1.09)	9.91
Dividends and Distributions:
Net Investment Income	—	—	—	(0.01)	—
Net Realized Gains	(3.38)	(3.68)	(2.53)	(3.43)	(0.06)
Total Dividends and Distributions	(3.38)	(3.68)	(2.53)	(3.44)	(0.06)
Net Asset Value, End of Year	$26.13	$29.99	$27.70	$26.60	$31.13
Total Return†	(0.89)%	23.65%	13.88%	(4.31)%	46.63%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$28,393	$35,108	$36,078	$34,619	$41,132
Ratio of Net Expenses to Average Net Assets	1.34%	1.31%	1.33%	1.30%	1.25%
Ratio of Gross Expenses to Average Net Assets	1.34%	1.31%	1.33%	1.31%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.43)%	(0.32)%	(0.33)%	(0.43)%	0.05%
Portfolio Turnover Rate‡	30%	17%	40%	37%	45%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

			Class I Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^
Net Asset Value, Beginning of Year	$31.15	$28.57	$27.31	$31.85	$21.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.05)	(0.02)	(0.02)	(0.05)	0.10
Net Realized and Unrealized Gain (Loss)	(0.37)	6.28	3.81	(0.98)	10.10
Total from Investment Operations	(0.42)	6.26	3.79	(1.03)	10.20
Dividends and Distributions:
Net Investment Income	—	—	—	(0.08)	(0.02)
Net Realized Gains	(3.38)	(3.68)	(2.53)	(3.43)	(0.06)
Total Dividends and Distributions	(3.38)	(3.68)	(2.53)	(3.51)	(0.08)
Net Asset Value, End of Year	$27.35	$31.15	$28.57	$27.31	$31.85
Total Return†	(0.65)%	23.98%	14.13%	(4.04)%	47.00%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$248,317	$291,901	$290,917	$253,638	$255,677
Ratio of Net Expenses to Average Net Assets	1.09%	1.06%	1.08%	1.05%	1.00%
Ratio of Gross Expenses to Average Net Assets	1.09%	1.06%	1.08%	1.06%	1.04%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	(0.06)%	(0.08)%	(0.18)%	0.31%
Portfolio Turnover Rate‡	30%	17%	40%	37%	45%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun Small Cap Fund (the “Small Cap Fund”). Information presented prior to February 16, 2021 is that of the Small Cap Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

U.S. Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

			Class N Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^
Net Asset Value, Beginning of Year	$15.43	$14.16	$14.37	$17.18	$11.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.05)	(0.02)	0.02	0.01	0.09
Net Realized and Unrealized Gain (Loss)	0.04	2.93	2.26	(0.56)	5.17
Total from Investment Operations	(0.01)	2.91	2.28	(0.55)	5.26
Dividends and Distributions:
Net Investment Income	—	(0.02)	(0.04)	(0.08)	(0.06)
Net Realized Gains	(1.55)	(1.62)	(2.45)	(2.18)	—
Total Dividends and Distributions	(1.55)	(1.64)	(2.49)	(2.26)	(0.06)
Net Asset Value, End of Year	$13.87	$15.43	$14.16	$14.37	$17.18
Total Return†	0.67%	22.33%	17.46%	(4.15)%	43.95%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,911	$3,469	$3,541	$3,528	$4,991
Ratio of Net Expenses to Average Net Assets	1.34%	1.34%	1.34%	1.34%	1.33%
Ratio of Gross Expenses to Average Net Assets(1)	1.42%	1.41%	1.40%	1.50%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.39)%	(0.12)%	0.16%	0.03%	0.52%
Portfolio Turnover Rate‡	17%	27%	39%	27%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun

U.S. Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Year

			Class I Shares
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021^
Net Asset Value, Beginning of Year	$15.40	$14.14	$14.32	$17.12	$11.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.02)	0.02	0.06	0.04	0.12
Net Realized and Unrealized Gain (Loss)	0.05	2.91	2.25	(0.54)	5.15
Total from Investment Operations	0.03	2.93	2.31	(0.50)	5.27
Dividends and Distributions:
Net Investment Income	—	(0.05)	(0.04)	(0.12)	(0.09)
Net Realized Gains	(1.55)	(1.62)	(2.45)	(2.18)	—
Total Dividends and Distributions	(1.55)	(1.67)	(2.49)	(2.30)	(0.09)
Net Asset Value, End of Year	$13.88	$15.40	$14.14	$14.32	$17.12
Total Return†	0.95%	22.58%	17.77%	(3.88)%	44.29%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$40,497	$52,461	$42,477	$36,437	$42,723
Ratio of Net Expenses to Average Net Assets	1.09%	1.09%	1.09%	1.09%	1.08%
Ratio of Gross Expenses to Average Net Assets(1)	1.21%	1.16%	1.15%	1.25%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.18)%	0.12%	0.41%	0.28%	0.76%
Portfolio Turnover Rate‡	17%	27%	39%	27%	36%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share data calculated using average shares method.
^

On February 16, 2021, the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) was reorganized into the Advisors’ Inner Circle Fund III SouthernSun U.S. Equity Fund (the “U.S. Equity Fund”). Information presented prior to February 16, 2021 is that of the U.S. Equity Predecessor Fund.

†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the SouthernSun Small Cap Fund (the "Small Cap Fund") and the SouthernSun U.S. Equity Fund (the "U.S. Equity Fund") (collectively, the "Funds", individually a “Fund”). The investment objective of each Fund is to seek to provide long-term capital appreciation. The Funds are classified as a non-diversified investment company. SouthernSun Asset Management, LLC (the “Adviser”) serves as each Funds’ investment adviser. The Funds currently offer Class N Shares and Class I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Each Fund offers different classes of shares. Each Fund offers Class N Shares and Class I Shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Small Cap Fund and the U.S. Equity Fund operated as AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) and the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) and, together with the Small Cap Predecessor Fund (the “Predecessor Funds”). On January 28, 2021, the shareholders of the Predecessor Funds approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds on February 16, 2021 in a tax-free transaction. Each Fund has the same objective and substantially similar investment strategies as those of its Predecessor Fund. The Funds had no operations prior to the Reorganization. The financial highlights reflect the financial information of the Predecessor Funds for periods prior to February 16, 2021.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of September 30, 2025, the Funds had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

For the year ended September 30, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any,

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

at least annually. If a shareholder owns Fund shares on a Fund’s record date, the shareholder will be entitled to receive the distribution.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended September 30, 2025, the Small Cap Fund and the U.S. Equity Fund paid $258,218 and $47,243 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Class N Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to Class N Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of both Class N Shares and Class I Shares of the Funds will be paid to other service providers. Certain

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statements of Operations as Shareholder Servicing Fees. For the year ended September 30, 2025, the Small Cap Fund and the U.S. Equity Fund paid Class N Shares and Class I Shares, $29,523 and $239,452 and $910 and $31,497, for these services, respectively.

Brown Brother Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year ended September 30, 2025, the Small Cap Fund and the U.S. Equity Fund paid $2,812 and $1,190 for these services, respectively.

Atlantic Shareholder Services serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year ended September 30, 2025, the Small Cap Fund and the U.S. Equity Fund paid $69,973 and $51,853 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Small Cap Fund and the U.S. Equity Fund at a fee calculated at an annual rate of 0.75% of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Class N Shares and Class I Shares from exceeding certain levels as set forth below until January 31, 2026. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2026. In addition, the Adviser may receive from the Fund the difference between the total annual Fund

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the year ended September 30, 2025, the Funds did not recoup any previously waived fees.

Accordingly, the contractual expense limitations for the Small Cap Fund and the U.S. Equity Fund are 1.25% and 1.09%, respectively.

At September 30, 2025, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	Expiring 2026	Expiring 2027	Expiring 2028
Small Cap Fund . . . . . . . .	$—	$—	$—
U.S. Equity Fund . . . . . . . .	28,634	48,785	58,777

6. Investment Transactions:

For the year ended September 30, 2025, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Small Cap Fund	U.S. Equity Fund
Purchases
U.S. Government	$—	$—
Other	77,892,458	8,129,446
Sales
U.S. Government	$—	$—
Other	122,486,284	19,451,865

For the year ended September 30, 2025, there were no purchases and sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Small Cap Fund . . . . . . . . . . . .	$404,439	$(404,439)
U.S, Equity Fund . . . . . . . . . . . .	58,964	(58,964)

The tax character of dividends and distributions declared during the years ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Small Cap Fund
2025	$—	$33,514,505	$33,514,505
2024	88,073	38,354,292	38,442,365
U.S. Equity Fund
2025	—	5,581,919	5,581,919
2024	507,943	4,834,376	5,342,319

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Small Cap Fund	U.S. Equity Fund
Undistributed Long-Term Capital Gains	$5,936,179	$2,148,340
Late-Year Loss Deferral	(395,528)	(37,033)
Unrealized Appreciation	46,775,327	8,856,173
Other Temporary Differences	47	1
Total Distributable Earnings	$52,316,025	$10,967,481

Qualified late-year loss deferral represents ordinary losses realized from January 1, 2025 through September 30, 2025, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having risen in the following fiscal year.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at September 30, 2025, were as follows:

	Federal Tax Cost*	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$219,688,672	$68,838,428	$(22,063,101)	$46,775,327
U.S. Equity Fund	33,882,110	11,242,163	(2,385,990)	8,856,173

* Federal tax cost is different from book cost primarily due to deferral of wash sales.

8. Concentration of Risks:

As with all mutual funds, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

MARKET RISK (Small Cap Fund and U.S. Equity Fund) — The market price of securities and other investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

MANAGEMENT RISK (Small Cap Fund and U.S. Equity Fund) — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of a Fund’s investments may prove to be incorrect. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. The Funds’ investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, a Fund may not perform as anticipated.

VALUE STYLE RISK (Small Cap Fund and U.S. Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, a Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

NON-DIVERSIFIED FUND RISK (Small Cap Fund and U.S. Equity Fund) — The Funds are classified as “non-diversified,” which means a Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

SECTOR EMPHASIS RISK (Small Cap Fund and U.S. Equity Fund) — The securities of companies in the same business sector, if comprising a significant portion of a Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.

INDUSTRIAL SECTORS RISK (Small Cap Fund and U.S. Equity Fund) — A Fund with substantial holdings in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting

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SouthernSun Funds

SEPTEMBER 30, 2025

services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

SMALL-CAPITALIZATION COMPANIES RISK (Small Cap Fund and U.S. Equity Fund) — The risk that small-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. Small-capitalization stocks may be traded over-the-counter or listed on an exchange.

MID-CAPITALIZATION COMPANIES RISK (U.S. Equity Fund) — The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

LIQUIDITY RISK (Small Cap Fund and U.S. Equity Fund) — Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

FOREIGN COMPANY RISK (Small Cap Fund) — The Fund may invest in foreign companies traded on U.S. exchanges. Accordingly, changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, financial statements of

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

9. Concentration of Shareholders:

At September 30, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Small Cap Fund, Class N Shares	2	76%
Small Cap Fund, Class I Shares	2	81%
U.S. Equity Fund, Class N Shares	4	83%
U.S. Equity Fund, Class I Shares	3	50%

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund (two of the funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis,

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025

evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 24, 2025

We have served as the auditor of one or more investment companies in the SouthernSun Asset Management, LLC or its predecessor group of investment companies since 2014.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2025, the Funds are designating the following items with regard to distributions paid during the period.

	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Total Distribution	Dividends Qualifying for Corporate Dividends Received Deduction(1)
Small Cap Fund	100.00%	0.00%	100.00%	0.00%
U.S. Equity Fund	100.00%	0.00%	100.00%	0.00%

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
Small Cap Fund	0.00%	0.00%	0.00%	0.00%
U.S. Equity Fund	0.00%	0.00%	0.00%	0.00%

(1)    Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)    The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)     “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).

(4)    The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)    The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (Unaudited)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (UNAUDITED)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 10–11, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (UNAUDITED)

and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (UNAUDITED)

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Advisors’ Inner Circle Fund III

SouthernSun Funds

SEPTEMBER 30, 2025 (UNAUDITED)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SouthernSun Funds

P.O. Box 588

Portland, ME 04112

(866) 392-2626

Investment Adviser:

SouthernSun Asset Management, LLC

240 Madison Avenue, Suite 800

Memphis, TN 38103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

SAM-AR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: May 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: May 20, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: May 20, 2026